Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Oct. 01, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Business Acquisition [Line Items]
Goodwill	$ 2,376,667	¥ 15,395,573	¥ 17,418,895	¥ 16,864,350		¥ 3,877,564
Business Acquisitions 2014
Business Acquisition [Line Items]
Business combination, purchase consideration			398,410
Net assets acquired, excluding intangible assets and the related deferred tax liabilities			(95,961)
Intangible assets, net			249,452
Deferred tax liabilities, non-current			(67,945)
Pre-existing equity interests			(91,677)
Noncontrolling interests			(150,000)
Goodwill			¥ 554,541
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Business combination, purchase consideration				3,865,378
Net assets acquired, excluding intangible assets and the related deferred tax liabilities				467,159
Intangible assets, net				796,415
Deferred tax liabilities, non-current				(112,233)
Noncontrolling interests				(427,813)
Goodwill				¥ 3,141,850
Acquisition of 91 Wireless 2013
Business Acquisition [Line Items]
Business combination, purchase consideration					¥ 11,196,235
Net assets acquired, excluding intangible assets and the related deferred tax liabilities					483,341
Intangible assets, net					1,146,300
Deferred tax liabilities, non-current					(278,346)
Goodwill					¥ 9,844,940